Cash, cash equivalents, short-term investments and non-current financial assets - Disclosure of reconciliation of changes in short-term investments and non-current financial assets (Details) - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Short-term investments
Beginning balance, current investments	€ 14,375	€ 21,851
Short-term investments, acquisitions	0	0
Short-term investments, disposals	(7,035)	(1,215)
Short-term investments, variation of fair value through the consolidated statement of income (loss)	140	438
Short-term investments, variation of accrued interest	191	212
Short-term investments, foreign currency effect	(1,347)	524
Ending balance, current investments	6,324	21,809
Non-current financial assets
Beginning balance, non-current financial assets	10,281	9,796
Non-current financial assets, acquisitions	0	0
Non-current financial assets, disposals	0	0
Non-current financial assets, variation of fair value through the consolidated statement of income (loss)	109	553
Non-current financial assets, variation of accrued interest	0	0
Non-current financial assets, foreign currency effect	0	0
Ending balance, non-current financial assets	10,390	10,350
Total
Beginning balance, total	24,656	31,647
Total, acquisitions	0	0
Total, disposals	(7,035)	(1,215)
Total, variation of fair value through the consolidated statement of income (loss)	249	991
Total variance of accrued interest	191	212
Total, foreign currency effect	(1,347)	524
Ending balance, total	€ 16,714	€ 32,159